Shareholder Report, Line Graph (Details) - USD ($)	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000202320
Account Value [Line Items]
Account Value	$ 12,382	$ 12,338	$ 12,291	$ 12,086	$ 12,004	$ 12,081	$ 11,958	$ 12,115	$ 11,966	$ 11,788	$ 11,537	$ 11,419	$ 11,234	$ 11,449	$ 11,323	$ 11,405	$ 11,329	$ 10,941	$ 10,489	$ 10,682	$ 10,900	$ 10,942	$ 10,958	$ 10,951	$ 10,995	$ 10,916	$ 10,811	$ 11,004	$ 10,648	$ 10,690	$ 10,352	$ 10,569	$ 11,061	$ 11,302	$ 11,022	$ 11,198	$ 11,209	$ 11,598	$ 11,940	$ 12,142	$ 12,321	$ 12,328	$ 12,320	$ 12,323	$ 12,328	$ 12,309	$ 12,201	$ 12,147	$ 12,096	$ 11,979	$ 12,060	$ 12,075	$ 12,011	$ 11,921	$ 11,836	$ 11,788	$ 11,741	$ 11,639	$ 11,556	$ 11,420	$ 11,297	$ 11,062	$ 11,540	$ 11,442	$ 11,370	$ 11,342	$ 11,325	$ 11,285	$ 11,268	$ 11,205	$ 11,131	$ 11,023	$ 10,904	$ 10,902	$ 10,750	$ 10,750	$ 10,641	$ 10,502	$ 10,415	$ 10,488	$ 10,539	$ 10,463	$ 10,485	$ 10,476	$ 10,411	$ 10,441	$ 10,397	$ 10,457	$ 10,571	$ 10,541	$ 10,551	$ 10,540	$ 10,569	$ 10,500	$ 10,452	$ 10,476	$ 10,411	$ 10,346	$ 10,341	$ 10,276	$ 10,273	$ 10,272	$ 10,432	$ 10,453	$ 10,421	$ 10,398	$ 10,323	$ 10,246	$ 10,227	$ 10,189	$ 10,141	$ 10,113	$ 10,009	$ 10,016	$ 10,022	$ 10,017	$ 9,975	$ 9,974	$ 9,917	$ 9,995
C000202318
Account Value [Line Items]
Account Value	11,583	11,544	11,503	11,325	11,251	11,312	11,200	11,350	11,212	11,060	10,826	10,705	10,546	10,738	10,622	10,701	10,645	10,270	9,859	10,031	10,249	10,291	10,297	10,293	10,347	10,264	10,179	10,351	10,018	10,059	9,743	9,949	10,416	10,646	10,395	10,563	10,576	10,946	11,260	11,465	11,625	11,645	11,630	11,635	11,653	11,637	11,527	11,478	11,432	11,324	11,402	11,419	11,372	11,278	11,210	11,167	11,115	11,020	10,944	10,817	10,703	10,481	10,938	10,847	10,781	10,757	10,743	10,707	10,693	10,636	10,578	10,467	10,356	10,366	10,224	10,216	10,114	9,994	9,903	9,975	10,025	9,966	9,979	9,972	9,912	9,943	9,903	9,962	10,073	10,046	10,058	10,059	10,080	10,016	9,972	10,007	9,938	9,877	9,875	9,824	9,814	9,815	9,970	9,992	9,964	9,945	9,885	9,804	9,798	9,754	9,711	9,687	9,589	9,599	9,606	9,604	9,566	9,568	9,516	9,593
C000202319
Account Value [Line Items]
Account Value	11,365	11,326	11,286	11,112	11,039	11,099	10,989	11,136	11,001	10,851	10,622	10,503	10,348	10,536	10,422	10,500	10,444	10,076	9,673	9,842	10,056	10,097	10,103	10,099	10,152	10,088	10,000	10,175	9,864	9,901	9,606	9,804	10,282	10,504	10,263	10,436	10,455	10,827	11,156	11,354	11,521	11,548	11,550	11,551	11,577	11,568	11,466	11,424	11,386	11,285	11,371	11,405	11,354	11,279	11,207	11,171	11,125	11,037	10,968	10,847	10,740	10,524	10,989	10,905	10,856	10,827	10,820	10,791	10,793	10,732	10,680	10,586	10,469	10,486	10,349	10,346	10,250	10,134	10,059	10,128	10,185	10,131	10,151	10,161	10,096	10,144	10,099	10,175	10,285	10,264	10,292	10,290	10,318	10,258	10,220	10,262	10,207	10,141	10,155	10,099	10,095	10,102	10,269	10,298	10,276	10,262	10,207	10,130	10,130	10,091	10,052	10,043	9,939	9,955	9,979	9,973	9,949	9,957	9,909	9,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,651	11,606	11,601	11,351	11,292	11,479	11,359	11,648	11,494	11,331	11,073	10,969	10,786	11,066	10,964	11,121	11,152	10,741	10,276	10,440	10,713	10,781	10,789	10,828	10,947	10,881	10,611	10,893	10,568	10,616	10,239	10,374	10,842	11,157	10,891	11,065	10,994	11,427	11,754	11,887	12,148	12,180	12,144	12,147	12,253	12,276	12,141	12,056	12,017	11,922	12,073	12,250	12,339	12,322	12,202	12,257	12,263	12,363	12,181	12,105	12,049	11,838	11,908	11,698	11,477	11,485	11,491	11,456	11,518	11,227	11,202	11,063	10,870	10,868	10,663	10,669	10,557	10,366	10,305	10,387	10,454	10,387	10,385	10,398	10,324	10,401	10,335	10,434	10,556	10,507	10,521	10,515	10,565	10,471	10,426	10,437	10,357	10,278	10,283	10,215	10,195	10,180	10,427	10,507	10,513	10,525	10,459	10,275	10,272	10,233	10,140	10,068	9,932	9,964	9,990	9,989	9,921	9,936	9,867	9,976
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,651	11,606	11,601	11,351	11,292	11,479	11,359	11,648	11,494	11,331	11,073	10,969	10,786	11,066	10,964	11,121	11,152	10,741	10,276	10,440	10,713	10,781	10,789	10,828	10,947	10,881	10,611	10,893	10,568	10,616	10,239	10,374	10,842	11,157	10,891	11,065	10,994	11,427	11,754	11,887	12,148	12,180	12,144	12,147	12,253	12,276	12,141	12,056	12,017	11,922	12,073	12,250	12,339	12,322	12,202	12,257	12,263	12,363	12,181	12,105	12,049	11,838	11,908	11,698	11,477	11,485	11,491	11,456	11,518	11,227	11,202	11,063	10,870	10,868	10,663	10,669	10,557	10,366	10,305	10,387	10,454	10,387	10,385	10,398	10,324	10,401	10,335	10,434	10,556	10,507	10,521	10,515	10,565	10,471	10,426	10,437	10,357	10,278	10,283	10,215	10,195	10,180	10,427	10,507	10,513	10,525	10,459	10,275	10,272	10,233	10,140	10,068	9,932	9,964	9,990	9,989	9,921	9,936	9,867	9,976
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,651	11,606	11,601	11,351	11,292	11,479	11,359	11,648	11,494	11,331	11,073	10,969	10,786	11,066	10,964	11,121	11,152	10,741	10,276	10,440	10,713	10,781	10,789	10,828	10,947	10,881	10,611	10,893	10,568	10,616	10,239	10,374	10,842	11,157	10,891	11,065	10,994	11,427	11,754	11,887	12,148	12,180	12,144	12,147	12,253	12,276	12,141	12,056	12,017	11,922	12,073	12,250	12,339	12,322	12,202	12,257	12,263	12,363	12,181	12,105	12,049	11,838	11,908	11,698	11,477	11,485	11,491	11,456	11,518	11,227	11,202	11,063	10,870	10,868	10,663	10,669	10,557	10,366	10,305	10,387	10,454	10,387	10,385	10,398	10,324	10,401	10,335	10,434	10,556	10,507	10,521	10,515	10,565	10,471	10,426	10,437	10,357	10,278	10,283	10,215	10,195	10,180	10,427	10,507	10,513	10,525	10,459	10,275	10,272	10,233	10,140	10,068	9,932	9,964	9,990	9,989	9,921	9,936	9,867	9,976
Bloomberg U.S. MBS Index
Account Value [Line Items]
Account Value	11,190	11,158	11,160	10,883	10,827	11,009	10,864	11,180	11,049	10,874	10,594	10,472	10,267	10,587	10,476	10,649	10,699	10,257	9,749	9,954	10,282	10,367	10,375	10,419	10,496	10,442	10,243	10,521	10,185	10,230	9,829	9,972	10,502	10,874	10,535	10,707	10,589	10,975	11,268	11,378	11,549	11,559	11,570	11,592	11,634	11,653	11,581	11,586	11,606	11,542	11,602	11,680	11,671	11,646	11,638	11,642	11,655	11,650	11,629	11,640	11,626	11,552	11,431	11,314	11,236	11,205	11,196	11,156	11,148	11,050	11,005	10,927	10,787	10,794	10,639	10,648	10,565	10,376	10,284	10,349	10,413	10,350	10,361	10,356	10,284	10,336	10,271	10,338	10,461	10,427	10,442	10,445	10,469	10,393	10,346	10,388	10,324	10,257	10,254	10,205	10,209	10,209	10,387	10,414	10,385	10,373	10,352	10,269	10,256	10,239	10,209	10,171	10,041	10,044	10,057	10,051	9,992	9,984	9,921	9,998
Bloomberg U.S. MBS Index
Account Value [Line Items]
Account Value	11,190	11,158	11,160	10,883	10,827	11,009	10,864	11,180	11,049	10,874	10,594	10,472	10,267	10,587	10,476	10,649	10,699	10,257	9,749	9,954	10,282	10,367	10,375	10,419	10,496	10,442	10,243	10,521	10,185	10,230	9,829	9,972	10,502	10,874	10,535	10,707	10,589	10,975	11,268	11,378	11,549	11,559	11,570	11,592	11,634	11,653	11,581	11,586	11,606	11,542	11,602	11,680	11,671	11,646	11,638	11,642	11,655	11,650	11,629	11,640	11,626	11,552	11,431	11,314	11,236	11,205	11,196	11,156	11,148	11,050	11,005	10,927	10,787	10,794	10,639	10,648	10,565	10,376	10,284	10,349	10,413	10,350	10,361	10,356	10,284	10,336	10,271	10,338	10,461	10,427	10,442	10,445	10,469	10,393	10,346	10,388	10,324	10,257	10,254	10,205	10,209	10,209	10,387	10,414	10,385	10,373	10,352	10,269	10,256	10,239	10,209	10,171	10,041	10,044	10,057	10,051	9,992	9,984	9,921	9,998
Bloomberg U.S. MBS Index
Account Value [Line Items]
Account Value	$ 11,190	$ 11,158	$ 11,160	$ 10,883	$ 10,827	$ 11,009	$ 10,864	$ 11,180	$ 11,049	$ 10,874	$ 10,594	$ 10,472	$ 10,267	$ 10,587	$ 10,476	$ 10,649	$ 10,699	$ 10,257	$ 9,749	$ 9,954	$ 10,282	$ 10,367	$ 10,375	$ 10,419	$ 10,496	$ 10,442	$ 10,243	$ 10,521	$ 10,185	$ 10,230	$ 9,829	$ 9,972	$ 10,502	$ 10,874	$ 10,535	$ 10,707	$ 10,589	$ 10,975	$ 11,268	$ 11,378	$ 11,549	$ 11,559	$ 11,570	$ 11,592	$ 11,634	$ 11,653	$ 11,581	$ 11,586	$ 11,606	$ 11,542	$ 11,602	$ 11,680	$ 11,671	$ 11,646	$ 11,638	$ 11,642	$ 11,655	$ 11,650	$ 11,629	$ 11,640	$ 11,626	$ 11,552	$ 11,431	$ 11,314	$ 11,236	$ 11,205	$ 11,196	$ 11,156	$ 11,148	$ 11,050	$ 11,005	$ 10,927	$ 10,787	$ 10,794	$ 10,639	$ 10,648	$ 10,565	$ 10,376	$ 10,284	$ 10,349	$ 10,413	$ 10,350	$ 10,361	$ 10,356	$ 10,284	$ 10,336	$ 10,271	$ 10,338	$ 10,461	$ 10,427	$ 10,442	$ 10,445	$ 10,469	$ 10,393	$ 10,346	$ 10,388	$ 10,324	$ 10,257	$ 10,254	$ 10,205	$ 10,209	$ 10,209	$ 10,387	$ 10,414	$ 10,385	$ 10,373	$ 10,352	$ 10,269	$ 10,256	$ 10,239	$ 10,209	$ 10,171	$ 10,041	$ 10,044	$ 10,057	$ 10,051	$ 9,992	$ 9,984	$ 9,921	$ 9,998